                                Ropes & Gray LLP
                                One Metro Center
                               700 12th Street, NW
                                    Suite 900
                            Washington, DC 20005-3948

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4625

                                  March 5, 2007


VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:   BB&T Funds (Registration Nos. 33-49098 and 811-06719)
               -----------------------------------------------------

Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 54 filed and effective on March 1, 2007 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 54 was filed electronically.

                             Sincerely,

                             BB&T FUNDS
                             Registrant

                                   /s/ Keith F. Karlawish
                                  -----------------------------
                                   *Keith F. Karlawish
                                   President

                             *By:  /s/ Alan G. Priest
                                  -----------------------------
                                  Alan G. Priest, as Attorney-in-fact
                                  pursuant to power of attorney filed previously